Receivables - Disclosure of detailed information about receivables (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Abstract]
Goods and Service sales tax	$ 23,131	$ 61,021
British Columbia mining exploration tax credits	74,309	1,007,373
Interest receivable and other receivables	6,302	2,624
Trade and other current receivables	$ 103,742	$ 1,071,018